SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Details)		Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 9,018,065	$ 1,362,287	¥ 10,168,008
Short Term Borrowings One [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	62,692
Short Term Borrowings Two [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	1,260,165
Short Term Borrowings Three [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	1,420,223
Short Term Borrowings Four [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	722,262
Short Term Borrowings Five [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	541,187
Short Term Borrowings Six [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	804,530
Short Term Borrowings Seven [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	350,000
Short Term Borrowing Eight [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	2,529,428
Short Term Borrowings Nine [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties	[1]	0	0	2,477,521
Short Term Borrowings Ten [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		5,011,782	757,090	0
Short Term Borrowings Eleven [Member]
Short-term Debt [Line Items]
Total short-term borrowings due to related parties		¥ 4,006,283	$ 605,197	¥ 0

[1]	The Company repaid the loan in full on maturity date.